UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 287-3101
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2020

Date of reporting period:  September 30, 2019

Item 1. Reports to Stockholders.

Pemberwick Fund

Semi-Annual Report
September 30, 2019

Pemberwick Fund

Table of Contents

Performance Overview	3
Sector Allocation of Portfolio Assets	4
Schedule of Investments	5
Statement of Assets and Liabilities	22
Statement of Operations	23
Statements of Changes in Net Assets	24
Financial Highlights	25
Notes to the Financial Statements	26
Expense Example	35
Notice to Shareholders	37
Privacy Notice	38

Pemberwick Fund

	Six Months				Annualized
Total Return Periods	Ended				Since Inception
Ended September 30, 2019*:	9/30/2019	1 Year	3 Year	5 Year	(2/1/2010)
Pemberwick Fund (No Load)	1.87%	3.10%	1.87%	1.46%	1.42%
Bloomberg Barclays 1-3 Year
US Government/Credit Index	2.19%	4.64%	1.82%	1.59%	1.46%

Total Annual Fund Operating Expenses as of 7/31/19 Prospectus: 0.39%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-893-4491.

Returns reflect the reinvestment of income and capital gain distributions.  The performance data shown reflects a voluntary waiver made by the Adviser.  In the absence of fee waivers, returns would be reduced.  The performance data does not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.

The Bloomberg Barclays 1-3 Year US Government/Credit Index is an unmanaged market index and should not be considered indicative of any Pemberwick investment.  One cannot invest directly in an index.

*  Periods greater than one year are average annual returns.

Pemberwick Fund
SECTOR ALLOCATION OF PORTFOLIO ASSETS
at September 30, 2019 (Unaudited)

Percentages represent market value as a percentage of net assets.

Pemberwick Fund
SCHEDULE OF INVESTMENTS
at September 30, 2019 (Unaudited)

	Par
CORPORATE BONDS AND NOTES – 85.7%	Value	Value
Basic Materials – 0.0%
Praxair, Inc.
2.250%, 09/24/2020	$30,000	$30,085

Communications – 1.6%
AT&T, Inc.
3.253% (3 Month LIBOR USD + 0.950%), 07/15/2021 (a)	5,000,000	5,045,478
Cisco Systems, Inc.
3.000%, 06/15/2022	105,000	108,450
Comcast Corp.
1.625%, 01/15/2022	60,000	59,791
2.850%, 01/15/2023	100,000	102,647
3.000%, 02/01/2024	150,000	155,674
3.600%, 03/01/2024	100,000	106,153
TWDC Enterprises 18 Corp.
1.800%, 06/05/2020	30,000	29,974
2.150%, 09/17/2020	70,000	70,163
		5,678,330
Consumer, Cyclical – 0.3%
American Honda Finance Corp.
2.600%, 11/16/2022	50,000	50,808
3.625%, 10/10/2023	200,000	211,809
3.550%, 01/12/2024	50,000	52,968
PACCAR Financial Corp.
3.100%, 05/10/2021	62,000	63,054
3.400%, 08/09/2023	60,000	62,815
The Home Depot, Inc.
2.000%, 04/01/2021	130,000	130,333
Toyota Motor Credit Corp.
2.200%, 01/10/2020	40,000	40,026
3.400%, 09/15/2021	130,000	133,872
2.150%, 09/08/2022	30,000	30,228
2.900%, 04/17/2024	150,000	155,510
Walmart, Inc.
1.900%, 12/15/2020	30,000	30,074
4.250%, 04/15/2021	60,000	62,296
		1,023,793

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2019 (Unaudited)

	Par
	Value	Value
Consumer, Non-cyclical – 2.7%
AstraZeneca PLC
2.754% (3 Month LIBOR
USD + 0.620%), 06/10/2022 (a)(e)	$2,000,000	$2,000,107
Bristol-Myers Squibb Co.
7.150%, 06/15/2023	75,000	87,881
3.250%, 11/01/2023	125,000	130,732
Colgate-Palmolive Co.
2.250%, 11/15/2022	75,000	75,780
Danaher Corp.
2.400%, 09/15/2020	25,000	25,040
Eli Lilly & Co.
2.350%, 05/15/2022	70,000	70,899
Johnson & Johnson
2.250%, 03/03/2022	60,000	60,726
Medtronic, Inc.
3.150%, 03/15/2022	40,000	41,256
Merck & Co, Inc.
1.850%, 02/10/2020	14,000	13,992
3.875%, 01/15/2021	50,000	51,042
Novartis Capital Corp.
1.800%, 02/14/2020	70,000	69,955
3.400%, 05/06/2024	50,000	53,182
PepsiCo, Inc.
2.150%, 10/14/2020	60,000	60,119
3.600%, 03/01/2024	100,000	106,670
Pfizer, Inc.
1.700%, 12/15/2019	50,000	49,961
Reckitt Benckiser Treasury Services PLC
2.695% (3 Month LIBOR USD + 0.560%), 06/24/2022
(Acquired 02/15/2018, Cost $5,772,026) (a)(d)(e)	5,775,000	5,757,036
The Coca-Cola Co.
2.200%, 05/25/2022	50,000	50,431
3.200%, 11/01/2023	60,000	63,250
The Hershey Co.
3.100%, 05/15/2021	150,000	152,544

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2019 (Unaudited)

	Par
	Value	Value
Consumer, Non-cyclical – 2.7% (Continued)
The Procter & Gamble Co.
2.300%, 02/06/2022	$60,000	$60,889
Unilever Capital Corp.
2.750%, 03/22/2021	100,000	101,174
UnitedHealth Group, Inc.
2.700%, 07/15/2020	155,000	155,897
3.500%, 02/15/2024	260,000	273,780
		9,512,343
Energy – 0.2%
BP Capital Markets America, Inc.
2.750%, 05/10/2023	100,000	102,219
3.790%, 02/06/2024	350,000	372,650
3.224%, 04/14/2024	50,000	52,108
Chevron Corp.
2.419%, 11/17/2020	50,000	50,281
3.191%, 06/24/2023	50,000	52,206
EOG Resources, Inc.
2.625%, 03/15/2023	100,000	101,998
		731,462
Financial – 79.4%
American Express Co.
2.596% (3 Month LIBOR USD + 0.330%), 10/30/2020 (a)	4,750,000	4,756,494
2.649% (3 Month LIBOR USD + 0.525%), 05/17/2021 (a)	1,300,000	1,303,766
2.863% (3 Month LIBOR USD + 0.610%), 08/01/2022 (a)	1,391,000	1,394,597
American Express Credit Corp.
2.568% (3 Month LIBOR USD + 0.430%), 03/03/2020 (a)	1,799,000	1,800,905
2.838% (3 Month LIBOR USD + 0.700%), 03/03/2022 (a)	6,990,000	7,034,311
AvalonBay Communities, Inc.
3.625%, 10/01/2020	50,000	50,555
Banco Santander SA
3.901% (3 Month LIBOR USD + 1.560%), 04/11/2022 (a)(e)	4,800,000	4,874,009
3.238% (3 Month LIBOR USD + 1.090%), 02/23/2023 (a)(e)	9,750,000	9,758,366
3.460% (3 Month LIBOR USD + 1.120%), 04/12/2023 (a)(e)	500,000	500,793

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2019 (Unaudited)

	Par
	Value	Value
Financial – 79.4% (Continued)
Bank of America Corp.
3.723% (3 Month LIBOR USD + 1.420%), 04/19/2021 (a)	$3,500,000	$3,561,719
2.938% (3 Month LIBOR USD + 0.660%), 07/21/2021 (a)	1,000,000	1,002,882
2.749% (3 Month LIBOR USD + 0.650%), 10/01/2021 (a)	2,000,000	2,006,452
2.756% (3 Month LIBOR USD + 0.650%), 06/25/2022 (a)	2,500,000	2,509,486
3.458% (3 Month LIBOR USD + 1.180%), 10/21/2022 (a)	5,400,000	5,472,024
3.438% (3 Month LIBOR USD + 1.160%), 01/20/2023 (a)	850,000	860,592
2.917% (3 Month LIBOR USD + 0.790%), 03/05/2024 (a)	950,000	952,082
Bank of Montreal
2.678% (3 Month LIBOR USD + 0.400%), 01/22/2021 (a)(e)	1,295,000	1,298,016
2.768% (3 Month LIBOR USD + 0.630%), 09/11/2022 (a)(e)	4,300,000	4,324,959
BB&T Corp.
2.749% (3 Month LIBOR USD + 0.650%), 04/01/2022 (a)	3,600,000	3,616,801
BlackRock, Inc.
5.000%, 12/10/2019	75,000	75,410
Canadian Imperial Bank of Commerce
2.599% (3 Month LIBOR USD + 0.310%), 10/05/2020 (a)(e)	4,000,000	4,007,931
2.839% (3 Month LIBOR USD + 0.720%), 06/16/2022 (a)(e)	4,496,000	4,530,696
Capital One Financial Corp.
2.941% (3 Month LIBOR USD + 0.760%), 05/12/2020 (a)	7,983,000	8,009,322
2.986% (3 Month LIBOR USD + 0.720%), 01/30/2023 (a)	4,583,000	4,569,928
Capital One NA
3.416% (3 Month LIBOR USD + 1.150%), 01/30/2023 (a)	5,291,000	5,330,926
Chubb INA Holdings, Inc.
2.300%, 11/03/2020	80,000	80,270
Citibank, N.A.
2.531% (3 Month LIBOR USD + .350%), 02/12/2021 (a)	1,375,000	1,376,859
Citigroup, Inc.
3.128% (3 Month LIBOR USD + 0.790%), 01/10/2020 (a)	2,670,000	2,673,411
3.577% (3 Month LIBOR USD + 1.310%), 10/26/2020 (a)	2,000,000	2,023,159
3.484% (3 Month LIBOR USD + 1.380%), 03/30/2021 (a)	550,000	558,366
3.456% (3 Month LIBOR USD + 1.190%), 08/02/2021 (a)	1,570,000	1,591,310
3.172% (3 Month LIBOR USD + 1.070%), 12/08/2021 (a)	5,000,000	5,062,396
3.236% (3 Month LIBOR USD + 0.960%), 04/25/2022 (a)	1,890,000	1,910,603
2.946% (3 Month LIBOR USD + 0.690%), 10/27/2022 (a)	2,700,000	2,704,396

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2019 (Unaudited)

	Par
	Value	Value
Financial – 79.4% (Continued)
Credit Suisse Group AG
3.319% (3 Month LIBOR USD + 1.200%), 12/14/2023
(Acquired 09/11/2017, Cost $8,395,466) (a)(d)(e)	$8,300,000	$8,373,579
Credit Suisse Group Funding Guernsey Ltd
4.590% (3 Month LIBOR USD + 2.290%), 04/16/2021 (a)(e)	1,000,000	1,026,819
ERP Operating LP
4.625%, 12/15/2021	75,000	78,737
HSBC Holdings PLC
4.342% (3 Month LIBOR USD + 2.240%), 03/08/2021 (a)(e)	1,000,000	1,025,356
2.724% (3 Month LIBOR USD + 0.600%), 05/18/2021 (a)(e)	6,300,000	6,307,214
3.789% (3 Month LIBOR USD + 1.500%), 01/05/2022 (a)(e)	9,400,000	9,579,230
Manufacturers & Traders Trust Co.
2.778% (3 Month LIBOR USD + 0.640%), 12/01/2021 (a)	5,000,000	4,998,265
Mitsubishi UFJ Financial Group, Inc.
3.187% (3 Month LIBOR USD + 1.060%), 09/13/2021 (a)(e)	2,000,000	2,022,351
3.066% (3 Month LIBOR USD + 0.790%), 07/25/2022 (a)(e)	1,975,000	1,983,664
2.878% (3 Month LIBOR USD + 0.740%), 03/02/2023 (a)(e)	2,000,000	2,000,654
Mizuho Financial Group, Inc.
3.267% (3 Month LIBOR USD + 1.140%), 09/13/2021 (a)(e)	4,000,000	4,048,293
3.084% (3 Month LIBOR USD + 0.940%), 02/28/2022 (a)(e)	7,300,000	7,352,021
3.018% (3 Month LIBOR USD + 0.880%), 09/11/2022 (a)(e)	1,100,000	1,106,547
2.917% (3 Month LIBOR USD + 0.790%), 03/05/2023 (a)(e)	3,900,000	3,914,245
Morgan Stanley
3.396% (3 Month LIBOR USD + 1.140%), 01/27/2020 (a)	1,334,000	1,338,658
3.678% (3 Month LIBOR USD + 1.400%), 04/21/2021 (a)	5,600,000	5,685,369
3.458% (3 Month LIBOR USD + 1.180%), 01/20/2022 (a)	1,900,000	1,918,786
3.208% (3 Month LIBOR USD + 0.930%), 07/22/2022 (a)	7,920,000	7,982,082
3.407% (3 Month LIBOR USD + 1.220%), 05/08/2024 (a)	1,029,000	1,043,828
National Bank of Canada
2.692% (3 Month LIBOR USD + 0.560%), 06/12/2020 (a)	1,022,000	1,024,982
Northern Trust Corp
3.450%, 11/04/2020	25,000	25,381
3.375%, 08/23/2021	25,000	25,616
PNC Bank, N.A.
2.528% (3 Month LIBOR USD + 0.250%), 01/22/2021 (a)	1,960,000	1,961,588
2.444% (3 Month LIBOR USD + 0.310%), 06/10/2021 (a)	4,500,000	4,505,627
2.709% (3 Month LIBOR USD + 0.450%), 07/22/2022 (a)	1,000,000	1,000,095

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2019 (Unaudited)

	Par
	Value	Value
Financial – 79.4% (Continued)
Public Storage
2.370%, 09/15/2022	$180,000	$181,824
Realty Income Corp.
3.250%, 10/15/2022	150,000	154,847
4.650%, 08/01/2023	125,000	135,873
3.875%, 07/15/2024	146,000	156,293
Royal Bank of Canada
2.507% (3 Month LIBOR USD + 0.240%), 10/26/2020 (a)	3,000,000	3,003,940
2.676%, 01/25/2021 (a)	1,600,000	1,603,827
2.983% (3 Month LIBOR USD + 0.730%), 02/01/2022 (a)	5,355,000	5,408,169
Simon Property Group LP
4.375%, 03/01/2021	50,000	51,337
2.500%, 07/15/2021	120,000	120,963
2.350%, 01/30/2022	50,000	50,419
3.750%, 02/01/2024	100,000	106,107
State Street Corp.
1.950%, 05/19/2021	25,000	25,009
Sumitomo Mitsui Banking Corp.
2.610% (3 Month LIBOR USD + 0.310%), 10/18/2019 (a)(e)	2,000,000	2,000,472
2.653% (3 Month LIBOR USD + 0.350%), 01/17/2020 (a)(e)	2,525,000	2,527,449
2.692% (3 Month LIBOR USD + 0.370%), 10/16/2020 (a)(e)	3,750,000	3,758,626
Sumitomo Mitsui Financial Group, Inc.
3.432% (3 Month LIBOR USD + 1.110%), 07/14/2021 (a)(e)	6,013,000	6,085,958
3.443% (3 Month LIBOR USD + 1.140%), 10/19/2021 (a)(e)	2,000,000	2,025,728
3.120% (3 Month LIBOR USD + 0.780%), 07/12/2022 (a)(e)	1,650,000	1,656,613
SunTrust Bank
2.786% (3 Month LIBOR USD + 0.530%), 01/31/2020 (a)	5,900,000	5,907,060
2.767% (3 Month LIBOR USD + 0.500%), 10/26/2021 (a)	3,000,000	3,002,283
2.856% (3 Month LIBOR USD + 0.590%), 08/02/2022 (a)	8,500,000	8,519,788
The Bank of New York Mellon Corp.
4.600%, 01/15/2020	30,000	30,217
2.450%, 11/27/2020	35,000	35,172
3.316% (3 Month LIBOR USD + 1.050%), 10/30/2023 (a)	9,036,000	9,194,208
The Bank of Nova Scotia
2.693% (3 Month LIBOR USD + 0.390%), 07/14/2020 (a)(e)	3,000,000	3,008,542
2.742% (3 Month LIBOR USD + 0.640%), 03/07/2022 (a)(e)	5,900,000	5,939,008

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2019 (Unaudited)

	Par
	Value	Value
Financial – 79.4% (Continued)
The Goldman Sachs Group, Inc.
2.550%, 10/23/2019	$2,000,000	$2,000,271
3.319% (3 Month LIBOR USD + 1.200%), 09/15/2020 (a)	4,044,000	4,075,806
3.636% (3 Month LIBOR USD + 1.360%), 04/23/2021 (a)	1,000,000	1,013,859
3.328% (3 Month LIBOR USD + 1.170%), 11/15/2021 (a)	2,000,000	2,015,698
3.377% (3 Month LIBOR USD + 1.110%), 04/26/2022 (a)	1,941,000	1,958,096
3.283% (3 Month LIBOR USD + 1.000%), 07/24/2023 (a)	550,000	552,660
3.717% (3 Month LIBOR USD + 1.600%), 11/29/2023 (a)	5,600,000	5,775,984
The Toronto-Dominion Bank
2.568% (3 Month LIBOR USD + 0.430%), 06/11/2021 (a)(e)	2,350,000	2,359,157
3.043% (3 Month LIBOR USD + 1.000%), 04/07/2021 (a)(e)	1,500,000	1,519,350
The Travelers Companies, Inc.
3.900%, 11/01/2020	110,000	112,197
Visa, Inc.
2.200%, 12/14/2020	70,000	70,287
2.150%, 09/15/2022	50,000	50,488
Wells Fargo & Co.
2.150%, 01/30/2020	200,000	199,950
2.946% (3 Month LIBOR USD + 0.680%), 01/30/2020 (a)	2,000,000	2,004,353
3.158% (3 Month LIBOR USD + 0.880%), 07/22/2020 (a)	7,490,000	7,533,518
2.500%, 03/04/2021	30,000	30,146
3.473% (3 Month LIBOR USD + 1.340%), 03/04/2021 (a)	2,500,000	2,536,447
4.600%, 04/01/2021	60,000	62,199
2.100%, 07/26/2021	110,000	110,000
3.111% (3 Month LIBOR USD + 0.930%), 02/11/2022 (a)	4,500,000	4,528,494
3.486% (3 Month LIBOR USD + 1.230%), 10/31/2023 (a)	925,000	939,455
		286,050,926
Industrial – 0.7%
Caterpillar Financial Services Corp.
2.250%, 12/01/2019	20,000	20,004
2.950%, 05/15/2020	50,000	50,285
1.850%, 09/04/2020	25,000	24,968
2.900%, 03/15/2021	75,000	75,998
Caterpillar, Inc.
3.400%, 05/15/2024	60,000	63,469

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2019 (Unaudited)

	Par
	Value	Value
Industrial – 0.7% (Continued)
Emerson Electric Co.
4.875%, 10/15/2019	$45,000	$45,044
General Dynamics Corp.
3.000%, 05/11/2021	105,000	106,866
2.250%, 11/15/2022	60,000	60,538
General Electric Co.
5.500%, 01/08/2020	100,000	100,783
4.625%, 01/07/2021	250,000	256,561
4.000% (3 Month LIBOR USD + 2.280%), 12/29/2049 (a)(b)	1,234,000	947,650
Honeywell International, Inc.
1.800%, 10/30/2019	60,000	59,988
1.850%, 11/01/2021	60,000	59,992
John Deere Capital Corp.
1.950%, 06/22/2020	75,000	75,007
2.375%, 07/14/2020	50,000	50,155
2.650%, 01/06/2022	50,000	50,805
2.800%, 01/27/2023	60,000	61,774
Pall Corp.
5.000%, 06/15/2020	50,000	50,953
The Boeing Co.
2.800%, 03/01/2023	120,000	122,942
2.850%, 10/30/2024	100,000	103,040
2.500%, 03/01/2025	100,000	101,162
United Parcel Service, Inc.
3.125%, 01/15/2021	30,000	30,417
2.350%, 05/16/2022	50,000	50,604
		2,569,005
Technology – 0.4%
Apple, Inc.
1.550%, 02/07/2020	10,000	9,986
1.900%, 02/07/2020	45,000	44,996
1.800%, 05/11/2020	50,000	49,973
2.250%, 02/23/2021	63,000	63,301
2.150%, 02/09/2022	155,000	156,231
2.400%, 05/03/2023	60,000	60,996
3.000%, 02/09/2024	80,000	83,340

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2019 (Unaudited)

	Par
	Value	Value
Technology – 0.4% (Continued)
IBM Credit LLC
1.800%, 01/20/2021	$100,000	$99,838
Intel Corp.
1.700%, 05/19/2021	110,000	109,898
3.300%, 10/01/2021	33,000	33,975
3.100%, 07/29/2022	50,000	51,768
International Business Machines Corp.
1.900%, 01/27/2020	100,000	99,936
3.000%, 05/15/2024	100,000	103,548
Microsoft Corp.
1.550%, 08/08/2021	225,000	224,116
Oracle Corp.
2.500%, 05/15/2022	190,000	192,466
Texas Instruments, Inc.
1.850%, 05/15/2022	60,000	59,960
		1,444,328
Utilities – 0.4%
Berkshire Hathaway Energy Co.
3.500%, 02/01/2025	200,000	211,831
DTE Electric Co.
3.900%, 06/01/2021	55,000	56,367
Duke Energy Carolinas LLC
4.300%, 06/15/2020	25,000	25,381
3.900%, 06/15/2021	25,000	25,652
Duke Energy Progress LLC
2.800%, 05/15/2022	70,000	71,453
Entergy Arkansas LLC
3.700%, 06/01/2024	140,000	149,445
Entergy Gulf States Louisiana LLC
3.950%, 10/01/2020	50,000	50,691
Entergy Louisiana LLC
5.400%, 11/01/2024	100,000	115,823
Kentucky Utilities Co.
3.250%, 11/01/2020	30,000	30,337

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2019 (Unaudited)

	Par
	Value	Value
Utilities – 0.4% (Continued)
National Rural Utilities Cooperative Finance Corp.
2.300%, 11/15/2019	$25,000	$25,001
2.000%, 01/27/2020	75,000	74,974
Northern States Power Co.
2.200%, 08/15/2020	30,000	30,084
PacifiCorp
3.600%, 04/01/2024	210,000	222,375
Potomac Electric Power Co.
3.600%, 03/15/2024	140,000	147,952
Public Service Company of Colorado
3.200%, 11/15/2020	30,000	30,238
San Diego Gas & Electric Co.
3.000%, 08/15/2021	30,000	30,378
3.600%, 09/01/2023	100,000	104,942
Southern California Edison Co.
3.875%, 06/01/2021	40,000	40,916
3.400%, 06/01/2023	50,000	51,799
Westar Energy, Inc.
5.100%, 07/15/2020	75,000	76,711
		1,572,350
TOTAL CORPORATE BONDS AND NOTES
(Cost $308,365,931)		308,612,622

COLLATERALIZED
MORTGAGE OBLIGATIONS – 2.4%
Federal Home Loan Mortgage
Corporation REMICS – 0.9%
Series 3799, Class GK
2.750%, 01/15/2021	37,757	37,806
Series 3784, Class BH
3.500%, 01/15/2021	73,608	74,020
Series 2989, Class TG
5.000%, 06/15/2025	17,535	18,397
Series 3002, Class YD
4.500%, 07/15/2025	7,462	7,836

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2019 (Unaudited)

	Par
	Value	Value
Federal Home Loan Mortgage
Corporation REMICS – 0.9% (Continued)
Series 3775, Class EM
3.500%, 11/15/2025	$36,947	$38,379
Series 3990, Class UB
2.500%, 01/15/2026	93,544	93,808
Series 4266, Class BG
2.500%, 04/15/2026	93,475	94,301
Series 3917, Class AB
1.750%, 07/15/2026	71,824	71,511
Series 3970, Class HB
3.000%, 12/15/2026	200,000	208,266
Series 4020, Class PA
2.750%, 03/15/2027	80,313	81,218
Series 2097, Class PZ
6.000%, 11/15/2028	230,437	254,307
Series 2091, Class PG
6.000%, 11/15/2028	371,446	410,893
Series 2526, Class FI
3.028% (1 Month LIBOR USD + 1.000%), 02/15/2032 (a)	43,376	43,299
Series 4203, Class DM
3.000%, 04/15/2033	156,989	161,326
Series 4363, Class EJ
4.000%, 05/15/2033	117,253	124,749
Series 2682, Class LD
4.500%, 10/15/2033	55,881	61,283
Series 4453, Class DA
3.500%, 11/15/2033	226,067	235,623
Series 2759, Class TC
4.500%, 03/15/2034	235,924	253,207
Series 2881, Class AE
5.000%, 08/15/2034	4,271	4,390
Series 2933, Class HD
5.500%, 02/15/2035	9,476	10,360
Series 4305, Class KA
3.000%, 03/15/2038	17,048	17,115
Series 3843, Class GH
3.750%, 10/15/2039	23,862	24,492

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2019 (Unaudited)

	Par
	Value	Value
Federal Home Loan Mortgage
Corporation REMICS – 0.9% (Continued)
Series 3824, Class PA
4.500%, 11/15/2039	$159,009	$161,643
Series 3786, Class NA
4.500%, 07/15/2040	44,730	46,913
Series 3928, Class HC
2.500%, 08/15/2040	80,223	80,588
Series 3890, Class BA
2.500%, 11/15/2040	97,976	98,458
Series 4045, Class HC
2.000%, 07/15/2041	102,363	101,111
Series 4305, Class AL
2.500%, 10/15/2042	158,468	158,853
Series 4309, Class JD
2.000%, 10/15/2043	33,189	32,999
Series 4305, Class A
3.500%, 06/15/2048	66,897	68,663
		3,075,814
Federal National Mortgage Association REMICS – 1.2%
Series 2005-40, Class YG
5.000%, 05/25/2025	15,504	16,120
Series 2011-122, Class A
3.000%, 12/25/2025	4,206	4,201
Series 2011-110, Class CA
3.500%, 06/25/2026	339,834	341,967
Series 2011-110, Class CY
3.500%, 11/25/2026	375,000	394,354
Series 2007-27, Class MQ
5.500%, 04/25/2027	4,772	5,230
Series 2012-66, Class HE
1.500%, 06/25/2027	58,222	57,243
Series 2012-101, Class AB
1.500%, 06/25/2027	148,648	146,412
Series 2013-124, Class BD
2.500%, 12/25/2028	162,577	163,657

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2019 (Unaudited)

	Par
	Value	Value
Federal National Mortgage
Association REMICS – 1.2% (Continued)
Series 2014-8, Class DA
4.000%, 03/25/2029	$125,995	$131,701
Series 2002-56, Class PE
6.000%, 09/25/2032	107,354	121,910
Series 2013-72, Class HG
3.000%, 04/25/2033	259,494	266,835
Series 2003-127, Class EG
6.000%, 12/25/2033	132,158	150,079
Series 2004-60, Class AB
5.500%, 04/25/2034	337,557	360,135
Series 2005-48, Class AU
5.500%, 02/25/2035	621	621
5.500%, 06/25/2035	100,000	109,680
Series 2005-62, Class CQ
4.750%, 07/25/2035	1,687	1,711
Series 2005-64, Class PL
5.500%, 07/25/2035	23,774	26,202
Series 2005-68, Class PG
5.500%, 08/25/2035	19,712	21,839
Series 2005-83A, Class LA
5.500%, 10/25/2035	10,357	11,447
Series 2006-57, Class AD
5.750%, 06/25/2036	33,481	35,080
Series 2014-23, Class PA
3.500%, 08/25/2036	57,008	58,063
Series 2013-83, Class CA
3.500%, 10/25/2037	30,021	30,390
Series 2011-9, Class LH
3.500%, 01/25/2039	384,788	398,069
Series 2009-47, Class PA
4.500%, 07/25/2039	2,203	2,268
Series 2010-68, Class EP
4.500%, 12/25/2039	101,672	107,811
Series 2014-19, Class HA
2.000%, 06/25/2040	114,292	114,870

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2019 (Unaudited)

	Par
	Value	Value
Federal National Mortgage
Association REMICS – 1.2% (Continued)
Series 2010-123, Class FE
4.500%, 11/25/2040	$147,023	$160,175
Series 2012-49, Class QJ
1.750%, 12/25/2040	209,422	208,293
Series 2012-31, Class NP
2.000%, 04/25/2041	72,951	72,638
Series 2012-38, Class PA
2.000%, 09/25/2041	52,017	51,829
Series 2012-102, Class HA
2.000%, 02/25/2042	123,524	123,489
Series 2012-90, Class DA
1.500%, 03/25/2042	156,644	153,994
Series 2012-134, Class VP
3.000%, 10/25/2042	157,839	162,352
Series 2013-6, Class LD
2.000%, 02/25/2043	78,632	78,313
Series 2013-14, Class QD
1.500%, 03/25/2043	97,540	92,659
Series 2016-60, Class Q
1.750%, 09/25/2046	170,568	168,343
Series 2017-77, Class RL
2.000%, 10/25/2047	131,801	130,740
		4,480,720
Government National Mortgage
Association REMICS – 0.3%
Series 2013-88, Class WA
5.025%, 06/20/2030 (a)	57,772	60,549
Series 2002-22, Class GF
6.500%, 03/20/2032	24,418	24,383
Series 2002-51, Class D
6.000%, 07/20/2032	27,895	27,866
Series 2007-11, Class PE
5.500%, 03/20/2037	14,765	16,533
Series 2009-127, Class PK
4.000%, 10/20/2038	93,568	94,224

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2019 (Unaudited)

	Par
	Value	Value
Government National Mortgage
Association REMICS – 0.3% (Continued)
Series 2010-58, Class YJ
3.000%, 05/16/2039	$105,734	$106,104
Series 2011-18, Class NH
3.500%, 05/20/2039	67,884	67,904
Series 2012-39, Class NP
2.000%, 08/20/2039	43,248	43,195
Series 2010-112, Class NG
2.250%, 09/16/2040	169,862	170,113
Series 2013-64, Class LP
1.500%, 08/20/2041	262,484	256,539
Series 2012-106, Class MA
2.000%, 11/20/2041	180,916	180,412
Series 2012-48, Class MA
2.500%, 04/16/2042,	96,994	98,681
Series 2013-113, Class UB
3.000%, 11/20/2038	24,734	24,908
		1,171,411
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS (Cost $8,540,901)		8,727,945

U.S. GOVERNMENT AGENCY OBLIGATIONS – 0.2%
Federal Home Loan Mortgage Corp. – 0.1%
5.500%, 04/01/2021, Gold Pool #G11941	4,328	4,394
5.500%, 11/01/2021, Gold Pool #G12454	2,824	2,885
5.500%, 04/01/2023, Gold Pool #G13145	7,833	8,127
4.000%, 02/01/2026, Gold Pool #J14494	26,120	27,318
4.000%, 06/01/2026, Gold Pool #J15974	10,231	10,701
3.000%, 12/01/2026, Gold Pool #J17508	86,377	88,789
4.500%, 06/01/2029, Gold Pool #C91251	9,833	10,491
4.500%, 12/01/2029, Gold Pool #C91281	18,853	20,235
4.500%, 04/01/2030, Gold Pool #C91295	10,361	11,120
		184,060

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2019 (Unaudited)

	Par
	Value	Value
Federal National Mortgage Association – 0.1%
2.000%, 01/05/2022	$300,000	$302,371
5.500%, 06/01/2020, Pool #888601	54	54
5.000%, 05/01/2023, Pool #254762	5,512	5,895
5.500%, 01/01/2024, Pool #AD0471	3,042	3,114
5.000%, 12/01/2025, Pool #256045	14,205	15,210
5.500%, 05/01/2028, Pool #257204	14,333	15,512
4.000%, 08/01/2029, Pool #MA0142	16,916	17,717
5.500%, 04/01/2037, Pool #AD0249	20,031	22,418
5.000%, 10/01/2039, Pool #AC3237	44,065	48,702
		430,993
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $599,066)		615,053

U.S. TREASURY OBLIGATIONS – 9.2%
U.S. Treasury Notes – 9.2%
1.375%, 02/29/2020	540,000	538,840
1.375%, 04/30/2020	1,460,000	1,455,865
1.500%, 05/15/2020	1,100,000	1,097,572
1.500%, 05/31/2020	1,320,000	1,316,855
2.500%, 06/30/2020	3,500,000	3,516,406
1.625%, 07/31/2020	2,130,000	2,126,131
2.000%, 07/31/2020	910,000	911,102
1.375%, 08/31/2020	1,230,000	1,224,835
1.375%, 10/31/2020	1,435,000	1,428,470
1.750%, 10/31/2020	6,950,000	6,946,063
1.625%, 11/30/2020	490,000	489,024
2.000%, 11/30/2020	390,000	390,883
1.375%, 01/31/2021	2,720,000	2,706,081
1.125%, 02/28/2021	3,360,000	3,330,797
1.250%, 03/31/2021	2,135,000	2,120,030
1.375%, 04/30/2021	1,025,000	1,019,595
3.125%, 05/15/2021	1,205,000	1,231,783
2.000%, 11/30/2022	500,000	506,426
2.000%, 04/30/2024	720,000	733,936
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $32,932,713)		33,090,694

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2019 (Unaudited)

SHORT-TERM INVESTMENTS – 3.7%	Shares	Value
Money Market Funds – 3.7%
First American Government Obligations
Fund – Class X 1.87% (c)	13,492,218	$13,492,218
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,492,218)		13,492,218
TOTAL INVESTMENTS
(Cost $363,930,829) – 101.2%		364,538,532
Liabilities in Excess of Other Assets – (1.2)%		(4,383,787)
TOTAL NET ASSETS – 100.0%		$360,154,745

Percentages are stated as a percent of net assets.
PLC – Public Limited Company
REMICS – Real Estate Mortgage Investment Conduits
(a)	Variable or Floating Rate Security. The rate shown represents the rate at September 30, 2019.
(b)	Security is a perpetual bond and has no definite maturity date.
(c)	The rate shown represents the fund’s 7-day yield as of September 30, 2019.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30, 2019, the market value of these securities total $14,130,615 which represents 3.9% of total net assets.

(e)	U.S. traded security of a foreign issuer or corporation.

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund
STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2019 (Unaudited)

Assets:
Investments in securities, at value (cost of $363,930,829)	$364,538,532
Cash	4,566
Receivables:
Securities sold	2,001,270
Dividends and interest	1,656,661
Prepaid expenses and other assets	7,557
Total assets	368,208,586

Liabilities:
Payables:
Due to custodian	25
Securities purchased	7,821,813
Distribution payable	94,533
Advisory fee	44,360
Administration and fund accounting fees	51,599
Audit fees	8,475
Reports to shareholders	2,370
Custody fees	3,491
Transfer agent fees and expenses	10,475
Other accrued expenses	16,700
Total liabilities	8,053,841

Net assets	$360,154,745

Net assets consist of:
Capital stock	$360,478,511
Total distributable earnings	(323,766)
Net assets	$360,154,745

Shares issued (Unlimited number of beneficial interest
authorized, $0.01 par value)	35,942,643
Net asset value, offering price and redemption price per share	$10.02

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund
STATEMENT OF OPERATIONS
Six Months Ended September 30, 2019 (Unaudited)

Investment income:
Interest income	$5,438,822
Total investment income	5,438,822

Expenses:
Investment advisory fees (Note 4)	453,752
Administration and fund accounting fees (Note 4)	158,703
Transfer agent fees and expenses	32,205
Federal and state registration fees	7,951
Audit fees	8,475
Compliance expense	8,028
Legal fees	11,026
Reports to shareholders	2,006
Trustees’ fees and expenses	5,874
Custody fees	14,812
Other	6,005
Total expenses before reimbursement from advisor	708,837
Expense reimbursement from advisor (Note 4)	(181,501)
Net expenses	527,336
Net investment income	4,911,486

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(115,775)
Net change in unrealized appreciation (depreciation) on investments	1,939,845
Net realized and unrealized gain on investments	1,824,070
Net increase in net assets resulting from operations	$6,735,556

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
Operations:
Net investment income	$4,911,486	$9,118,238
Net realized loss on investments	(115,775)	(118,386)
Net change in unrealized
appreciation (depreciation) on investments	1,939,845	(434,219)
Net increase in net assets
resulting from operations	6,735,556	8,565,633

Distributions to Shareholders From:
Distributable earnings	(4,926,088)	(9,138,771)
Total distributions	(4,926,088)	(9,138,771)

Capital Share Transactions:
Proceeds from shares sold	35,967,068	191,436,335
Proceeds from shares issued to holders
in reinvestment of dividends	4,975,835	8,989,855
Cost of shares redeemed	(47,879,085)	(114,891,314)
Net increase (decrease) in net assets
from capital share transactions	(6,936,182)	85,534,876
Total increase (decrease) in net assets	(5,126,714)	84,961,738

Net Assets:
Beginning of period	365,281,459	280,319,721
End of period	$360,154,745	$365,281,459

Changes in Shares Outstanding:
Shares sold	3,597,136	19,188,022
Proceeds from shares issued to
holders in reinvestment of dividends	497,200	902,596
Shares redeemed	(4,787,040)	(11,539,728)
Net increase (decrease) in shares outstanding	(692,704)	8,550,890

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six Months				Eleven
	Ended		Year Ended March 31,		Months		Year Ended April 30,
	September 30,				Ended
	2019				March 31,
	(Unaudited)		2019	2018	2017*		2016	2015
Net Asset Value –
Beginning of Period	$9.97		$9.98	$10.03	$10.05		$10.06	$10.08

Income from
Investment Operations:
Net investment income	0.14		0.26	0.15	0.09		0.09 [1]	0.09 [1]
Net realized and unrealized
gain (loss) on investments	0.05		(0.01)	(0.05)	(0.02)		(0.01)	(0.02)
Total from investment operations	0.19		0.25	0.10	0.07		0.08	0.07

Less Distributions:
Dividends from net
investment income	(0.14)		(0.26)	(0.15)	(0.09)		(0.09)	(0.09)
Total distributions	(0.14)		(0.26)	(0.15)	(0.09)		(0.09)	(0.09)
Net Asset Value – End of Period	$10.02		$9.97	$9.98	$10.03		$10.05	$10.06

Total Return[2]	1.87	%^	2.53%	1.02%	0.68	%^	0.85%	0.74%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$360,155		$365,281	$280,320	$184,098		$177,808	$169,980
Ratio of operating expenses
to average net assets[3]:
Before reimbursements	0.39	%+	0.39%	0.42%	0.67	%+	0.74%	0.74%
After reimbursements	0.29	%+	0.29%	0.32%	0.40	%+	0.39%	0.39%
Ratio of net investment income
to average net assets[3]:
Before reimbursements	2.61	%+	2.51%	1.42%	0.68	%+	0.57%	0.56%
After reimbursements	2.71	%+	2.61%	1.52%	0.95	%+	0.92%	0.91%
Portfolio turnover rate	19	%^	24%	38%	17	%^	45%	35%

+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

[3]	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 4).
*	Fund changed its fiscal year from April 30 to March 31.

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The Pemberwick Fund (the “Pemberwick Fund” or the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006.  The Fund is an open-end investment management company and is a non-diversified series of the Trust.  The Pemberwick Fund, a series of FundVantage Trust (the “Predecessor Fund”) was reorganized into a newly created series of the Trust (the “Reorganization”) pursuant to an Agreement and Plan of Reorganization dated November 1, 2016. The Reorganization was approved by the shareholders of the Predecessor Fund at a meeting held on November 17, 2016. The Predecessor Fund transferred all its assets to the Fund in exchange for shares of the Fund and the assumption by the Fund of all the known liabilities of the Predecessor Fund.  The Predecessor Fund commenced operations on February 1, 2010. Pemberwick Investment Advisors LLC (“Pemberwick” or the “Advisor”) serves as the investment advisor to the Fund, and J.P. Morgan Investment Management Inc. (“J.P. Morgan” or the “Sub-Advisor”) serves as the sub-advisor to the Fund. Pemberwick and J.P. Morgan also served as the advisor and sub-advisor, respectively, to the Predecessor Fund.  The Fund changed its fiscal year end from April 30 to March 31 in 2017. The investment objective of the Fund is to seek maximum current income that is consistent with liquidity and stability of principal.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return.  The tax returns for the Fund for the prior three fiscal years are open for examination.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

Pemberwick Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Discounts and premiums on fixed income securities are amortized using the effective interest method.

The Fund distributes substantially all of its net investment income, if any, daily, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.

F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the fiscal year ended March 31, 2019, the Fund made the following permanent tax adjustments on the Statement of Assets and Liabilities:

Total Distributable Earnings	Capital Stock
$9,955	$(9,955)

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of September 30, 2019, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a

Pemberwick Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

wholly-owned broker-dealer subsidiary of Foreside.  The transaction is expected to close by the end of March 2020.  Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

H.	Recent Accounting Pronouncements and Rule Issuances:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has assessed these changes and concluded these changes do not have a material impact on the Fund’s financial statements.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of this change in guidance, and due to the permissibility of early adoption, modified the Fund’s fair value disclosures for the current reporting period.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Pemberwick Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales or similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 2 of the fair value hierarchy.

Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of September 30, 2019, was comprised of officers of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many

Pemberwick Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$308,612,622	$—	$308,612,622
Collateralized
Mortgage Obligations	—	8,727,945	—	8,727,945
U.S. Government
Agency Obligations	—	615,053	—	615,053
U.S. Treasury Obligations	—	33,090,694	—	33,090,694
Short-Term Investments	13,492,218	—	—	13,492,218
Total Investments
in Securities	$13,492,218	$351,046,314	$—	$364,538,532

Refer to the Fund’s schedule of investments for a more detailed break-out of securities.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended September 30, 2019, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.25% from the Fund based upon the average daily net assets of the Fund.  For the six months ended September 30, 2019, the Fund incurred $453,752 in advisory fees.  Advisory fees payable at September 30, 2019 for the Fund were $44,360.  The Advisor has hired J.P. Morgan Investment Management Inc. as a sub-advisor to manage the U.S. Treasuries and agency debt portion of the Fund.  The Advisor pays the Sub-Advisor fee for the Pemberwick Fund from its own assets and these fees are not an additional expense of the Fund.

The Fund is responsible for its own operating expenses.  The Advisor voluntarily waives 10 basis points of the annual investment advisory fee Pemberwick is entitled to receive from the Fund pursuant to the advisory agreement between Pemberwick and the Fund. Such waiver will continue until Pemberwick notifies the Fund of a change in its voluntary waiver or its discontinuation.  For the six months ended September 30, 2019, the Advisor voluntarily waived fees in the amount of $181,501.  The fees waived by the Advisor are not subject to recoupment.

Pemberwick Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Fund.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.  For the six months ended September 30, 2019, the Fund incurred the following expenses for administration, fund accounting, transfer agency and custody fees:

Administration & fund accounting	$158,703
Custody	$ 14,812
Transfer agency(a)	$ 12,811

(a) Does not include out-of-pocket expenses.

At September 30, 2019, the Fund had payables due to Fund Services for administration, fund accounting and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$51,599
Custody	$ 3,491
Transfer agency(a)	$ 4,205

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is deemed to be an interested person of the Trust due to his former position with the Distributor.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – SECURITIES TRANSACTIONS

For the six months ended September 30, 2019, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases
U.S. Government Obligations	$ 8,316,994
Other	$42,199,527

Sales
U.S. Government Obligations	$ 8,561,512
Other	$64,200,292

Pemberwick Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2019, the Fund’s most recent fiscal year, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$365,132,560
Gross unrealized appreciation	432,560
Gross unrealized depreciation	(1,767,483)
Net unrealized depreciation	(1,334,923)
Undistributed ordinary income	466
Undistributed long-term capital gain	—
Total distributable earnings	466
Other accumulated gains/(losses)	(798,777)
Total accumulated earnings/(losses)	$(2,133,234)

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales.

At March 31, 2019, the Fund’s most recent fiscal year, the Fund had short-term tax basis capital losses of $(218,089) with no expiration date and long-term tax basis capital losses of $(580,688) with no expiration date.

The tax character of distributions paid during the six months ended September 30, 2019, and the year ended March 31, 2019 was as follows:

	Six Months Ended	Year Ended
	September 30, 2019	March 31, 2019
Ordinary income	$4,926,088	$9,138,771

NOTE 7 – PRINCIPAL RISKS

The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund’s Statement of Additional Information.

Credit Risk:  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  A credit rating assigned to a particular debt security is essentially the opinion of an NRSRO as to the credit quality of an issuer and may prove to be inaccurate.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

Concentration Risk:  By concentrating its assets in the banking industry, the Fund is subject to the risk that economic, business, political or other conditions that have a negative effect on the banking industry will negatively impact the Fund to a greater extent than if the Fund’s assets were diversified across different industries or sectors.

Pemberwick Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

Deflation Risk:  Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

Fixed Income Market Risks:  Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

Interest Rate Risk:  Interest rates may go up resulting in a decrease in the value of the securities held by the Fund.  Interest rates have been historically low, so the Fund faces a heightened risk that interest rates may rise.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

Management Risk:  The Advisor’s or Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Advisor and the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

Market Risk:  Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.  The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

Non-Diversification Risk: Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer.  As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment Risk:  In times of declining interest rates, the Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield.

U.S. Government Agencies and Instrumentalities Securities Risk: Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support.  Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality.  No assurance can be given that the

Pemberwick Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law.  Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, the Advisor’s success and other market conditions.

NOTE 8 – GUARANTEES AND INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 9 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  While no individual shareholder has a position which exceeds 25% of the voting securities of the Fund, there are numerous shareholders who are affiliated with the Advisor.  As of September 30, 2019, investors who are affiliated with the Advisor, when aggregated, owned 98% of the voting securities of the Fund.

Pemberwick Fund
EXPENSE EXAMPLE
September 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Pemberwick Fund
EXPENSE EXAMPLE (Continued)
September 30, 2019 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	4/1/2019	9/30/2019	4/1/2019 – 9/30/2019
Actual
Total Fund	$1,000.00	$1,018.70	$1.46

Hypothetical (5% return
before expenses)
Total Fund	$1,000.00	$1,023.55	$1.47

(1)	Expenses are equal to the fund’s annualized expense ratio of 0.29%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the period).

Pemberwick Fund
NOTICE TO SHAREHOLDERS
at September 30, 2019 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-893-4491 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by calling 1-888-893-4491.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-888-893-4491.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-893-4491 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Pemberwick Fund
NOTICE OF PRIVACY POLICY & PRACTICES

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security number;

•	account balances;

•	account transactions;

•	transaction history;

•	wire transfer instructions; and

•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-888-893-4491.

(This Page Intentionally Left Blank.)

Investment Advisor
Pemberwick Investment Advisors LLC
777 West Putnam Avenue
Greenwich, CT 06830

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(888) 893-4491

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd floor
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date 12/6/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date 12/6/2019

By (Signature and Title)*    /s/Matthew J. McVoy
Matthew J. McVoy, Treasurer/
Principal Financial Officer

Date 12/6/2019

* Print the name and title of each signing officer under his or her signature.